Segment Reporting (Details) - Schedule of assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Tourism products [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets	$ 369,770	$ 450,129
Non-current assets	1,310	674
Total assets	371,080	450,803
Current liabilities	711,992	303,749
Total liabilities	711,992	303,749
Cross-board merchandise and technology [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets	2,792,929
Non-current assets	2,788,394
Total assets	5,581,323
Current liabilities	899,130
Total liabilities	899,130
Unallocated [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets	303,874	(283,630)
Non-current assets	10,000,000
Total assets	10,303,874	(283,630)
Current liabilities	2,319,263	1,628,272
Total liabilities	2,319,263	1,628,272
Consolidated [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets	3,466,573	24,226,497
Non-current assets	12,789,704	13,867,925
Total assets	16,256,277	38,094,422
Current liabilities	3,930,385	7,222,082
Total liabilities	$ 3,930,385	7,222,082
Wholesale and Retail [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets		18,640,119
Non-current assets		2,410,407
Total assets		21,050,526
Current liabilities		3,384,019
Total liabilities		3,384,019
Subcontracting [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets		2,610,448
Non-current assets		8,111,375
Total assets		10,721,823
Current liabilities		1,481,508
Total liabilities		1,481,508
Cross-board merchandise [Member]
Schedule of Assets And Liabilities [Abstract]
Current assets		2,809,431
Non-current assets		3,345,469
Total assets		6,154,900
Current liabilities		424,534
Total liabilities		$ 424,534